Schedule of Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Schedule of Loss Per Share (Tables):
Schedule of Loss Per Share (Tables)

The following data show the amounts used in computing loss per share and the effect on income and the weighted average number of shares of dilutive potential common stock for the periods ended December 31, 2016 and 2015:

	Year Ended December 31
	2016	2015

Loss from continuing
Operations available to
Common stockholders (numerator)	$(2,196,834)	$(1,696,282)

Weighted average number of
common shares Outstanding
used in loss per share during
the Period (denominator)	3,125,022	3,114,241

Schedule of Loss Per Share,

The following data show the amounts used in computing loss per share and the weighted average number of shares of dilutive potential common stock for the periods ended March 31, 2017 and 2016:

	Three Months Ending
	March 31, 2017	March 31, 2016
Loss from continuing
Operations available to
Common stockholders (numerator)	$(943,965)	$(470,667)

Weighted average number of
common shares Outstanding
used in loss per share during
the Period (denominator)	3,835,875	3,116,865